Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Total		$ (58,729)	$ (58,303)
Total fair value - trading and hedging derivatives		(1,578)	(11,050)
Total		(1,578)	(11,050)
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(2,941)	(11,834)
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(2,824)	(2,504)
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(59)	196
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		2,783	2,574
Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(2,639)	(2,341)
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(6)	11
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	1,534	657
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	(1,362)	(528)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	3,077	2,054
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	2,485	611
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	(1,271)	(1,090)
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(78)	(74)
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		257	644
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(304)	(607)
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(21)	43
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(4,514)	(11,479)
Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts			(9)
Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		1	8
Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[2]	1,363	784
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges - swaps	[3]	2,467	1,233
Fair value hedges - swaps	[3]	(1,140)	(125)
Total swaps	[3]	1,327	1,108
Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Fair value hedges			(2)
Cash flow hedges		23	(381)
Net investment hedges		(16)	(4)
Total foreign exchange contracts		7	(387)
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		29	63
Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		29	63
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		43,254	31,576
Total		13,897	15,677
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives		57,151	47,253
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		2,081	3,203
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		96	477
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		2,783	2,574
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		4	21
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	1,534	657
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	13,535	8,150
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	2,796	1,989
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	11,078	9,777
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		1,004	1,023
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		257	644
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		201	160
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		16,459	14,194
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		51,829	42,879
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts			1
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		1	9
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	2,931	2,148
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	786	1,464
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[3]	3,717	3,612
Gross assets [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		1,576	699
Total foreign exchange contracts		1,576	699
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		29	63
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		29	63
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[2]	5,322	4,374
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		43,254	31,576
Total		(15,475)	(26,727)
Gross Liabilities [member] | Fair value trading and hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total		58,729	(58,303)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(4,905)	(5,707)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(155)	(281)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(2,639)	(2,341)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(10)	(10)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	(1,362)	(528)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	(10,458)	(6,096)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	(311)	(1,378)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1]	(12,349)	(10,867)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(1,082)	(1,097)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(304)	(607)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(222)	(117)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(20,973)	(25,673)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(54,770)	(54,713)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts			(10)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts			(1)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	(464)	(915)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	(1,926)	(1,589)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Liabilities swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[3]	(2,390)	(2,504)
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges		(1,553)	(1,080)
Fair value hedges			(2)
Total foreign exchange contracts		(1,569)	(1,086)
Net investment hedges		(16)	(4)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[2]	$ (3,959)	$ (3,590)

[1]	Gold contracts are included in foreign exchange contracts.
[2]	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
[3]	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2025 ($nil million as at October 31, 2024).